Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
23.	Subsequent Events
(a)	Impact of COVID-19

In early 2020, there was an outbreak of novel coronavirus, later named COVID-19 in China. Following the COVID-19 outbreak, a series of precautionary and control measures have been implemented by the Chinese government, including but not limited to extending the Chinese New Year holiday, quarantine measures and travel restrictions. These measures have resulted in drop in outbound travelers from China and mainly impacted the Group’s Roamingman business.

In mid-March 2020, the World Health Organization declared COVID-19 a pandemic. Since then, the COVID-19 pandemic has led governments and other authorities around the world to impose measures intended to control its spread, including restrictions on freedom of movement, gatherings of large numbers of people, and business operations such as travel bans, border closings, business closures, quarantines, shelter-in-place orders and social distancing measures. These measures have caused a severe decline in the level of business and leisure travel around the globe. As a result, demands for the Group’s international data connectivity services, including the demands for Roamingman and from its business partners, have been significantly reduced. Such decline also caused a decrease in revenues from sales of terminals to the Group’s business partners.

24.	Subsequent Events (Continued)
(a)	Impact of COVID-19 (Continued)

The net cash used in operating activities of the Group was US$12,851 thousands for the six months ended June 30,2021. The Group anticipates that a reduction in revenue will result in reduction in cash flow generated from operations. The Group will evaluate its financial and cash flow positions from time to time and intend to mitigate liquidity risk by implementing operational measures such as costs cutting and reducing investment in capital expenditures. The extent of the impact of the COVID-19 on the Group’s operational and financial performance in the longer term will depend on future developments, including the duration of the outbreak and related travel advisories and restrictions and the impact of the COVID-19 on overall demand for travel, all of which are highly uncertain and beyond the control of the Group.

(b)	Issuance of new restricted share units and share options

In July 2021, the Company granted 239,600 restricted share units and 680,000 share options to its employees, directors, under the 2019 Plan and 2018 Plan respectively, with an exercise price of US$0 to US$0.81 per share and vesting period 5 years.